Investment in Cauchari-Olaroz Project - Additional Information (Details) - USD ($)	1 Months Ended		12 Months Ended
	Nov. 30, 2024	Apr. 30, 2021	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Jan. 01, 2023	[1]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation			44.80%
Borrowings interest rate			1.75%
Share of profit (loss) of associates accounted for using equity method			$ (28,232,000)	$ 16,211,000		$ (83,276,000)
Investment in Cauchari-Olaroz Project			$ 32,919,000	59,581,000	[1]		$ 41,507,000
Bottom of Range | Shareholder Agreement [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of share in construction costs pro rata basis			49.00%
Top of Range | Shareholder Agreement [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of share in construction costs pro rata basis			51.00%
JEMSE Arrangement
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation		4.20%
Share of Equity financing reimburse of construction project in prior years		$ 23,496,000
Agreement description		This reimbursement will be made through the assignment of one-third of the dividends otherwise payable to JEMSE in future periods.
Fair value of the long-term receivable			$ 7,935,000	7,394,000
Cauchari-Olaroz
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Contribution To Investment Accounted For Using Equity Method			$ 1,570,000	1,863,000
Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of Fact and Basis for Preparation of Financial Information When not Going Concern basis			100.00%
Investment			$ 0	23,456,000
Third party loan			210,400,000
Decrease in third party loans				139,977,000
Secured loans, current			18,150,000
Unsecured loans, current			$ 42,315,000
Unsecured bonds issued	$ 49,900,000
Borrowings interest rate	8.00%
Percentage of share production basis			49.00%
Contribution To Investment Accounted For Using Equity Method			$ 1,570,000
Unrecognized income to the investment			26,043,000
Share of profit (loss) of associates accounted for using equity method			(3,206,000)
Loss equal to the carrying value of the investment			25,026,000
Unrecognized shares losses			26,043,000
Recognized shares losses			25,026,000
Elimination of capitalized intercompany interest			(133,512,000)	$ (96,682,000)
Investment in Cauchari-Olaroz Project			$ 0
Minera Exar S.A. | Tranche One
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Unsecured bonds issued	$ 25,000,000
Borrowings, maturity	May 11, 2027
Minera Exar S.A. | Tranche Two
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Unsecured bonds issued	$ 25,000,000
Borrowings, maturity	November 11, 2027
Minera Exar S.A. | JEMSE Arrangement
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation		8.50%
Minera Exar S.A. | Equity Accounting Investments | JEMSE Arrangement
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation			8.50%
Minera Exar S.A. | Ganfeng
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation			46.70%
Ownership interest in joint operation			49.00%
Percentage of share in future sale				80.00%
Percentage of share in future production				49.00%
Borrowings, maturity			three years
Non-interest bearing loan			$ 49,000,000
Minera Exar S.A. | Ganfeng | Loan Secured By Letter Of Credit [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Secured loans, noncurrent			$ 100,000,000
Minera Exar S.A. | Ganfeng | JEMSE Arrangement
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation		4.30%
Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of Fact and Basis for Preparation of Financial Information When not Going Concern basis			100.00%
Investment			$ 32,919,000	$ 36,125,000
Borrowings, maturity			7
Non-interest bearing loan			$ 41,978
Investment in Cauchari-Olaroz Project			32,919
Other receivables			$ 32,122,000	$ 24,084,000
Exar Capital B.V. | Cauchari-Olaroz
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation			49.00%
Exar Capital B.V. | Ganfeng | Cauchari-Olaroz
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation			51.00%

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.